AST BOND PORTFOLIO 2031
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investment — 95.6%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	5,869,048	$64,970,359
(cost $58,483,069)

Short-Term Investment — 3.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,043,244)	2,043,244	2,043,244

TOTAL INVESTMENTS—98.6% (cost $60,526,313)(wa)		67,013,603

Other assets in excess of liabilities(z) — 1.4%		932,896

Net Assets — 100.0%		$67,946,499

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
218	5 Year U.S. Treasury Notes	Dec. 2025	$23,804,578	$(14,544)
403	10 Year U.S. Treasury Notes	Dec. 2025	45,337,500	257,556
				243,012
Short Positions:
80	2 Year U.S. Treasury Notes	Dec. 2025	16,671,875	(10,303)
94	3 Year U.S. Treasury Notes	Dec. 2025	19,998,500	(17,254)
55	10 Year U.S. Ultra Treasury Notes	Dec. 2025	6,329,297	(73,718)
84	20 Year U.S. Treasury Bonds	Dec. 2025	9,793,875	(224,460)
40	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	4,802,500	(141,201)
				(466,936)
				$(223,924)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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